Noncurrent Assets Held for Sale (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 2,407,980	$ 228,015
Property, plant and equipment [member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	1,963,370	228,015
Land use right [Member]
Disclosure Of Noncurrent Assets Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	$ 444,610	$ 0